Segment information (Tables)	12 Months Ended
Dec. 31, 2025
Segment information
Schedule of segment performance	Product

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2024
Revenue from spot voyages	773,039	—	—	773,039
Inter-segment revenue	78,130	—	(78,130)	—
Voyage expenses	(383,798)	—	—	(383,798)
Inter-segment expense	(49,501)	—	49,501	—
Net income from spot voyages	417,870	—	(28,629)	389,241
Revenue from time charter voyages	189,764	—	—	189,764
Inter-segment revenue	562	—	(562)	—
TCE income – Shipping [1]	608,196	—	(29,191)	579,005
Revenue from Product Services	—	2,600,944	—	2,600,944
Inter-segment revenue	—	49,501	(49,501)	—
Cost of cargo and delivery expenses	—	(2,390,929)	—	(2,390,929)
Inter-segment expense	—	(78,692)	78,692	—
Depreciation	—	(35,991)	—	(35,991)
Gross profit – Product Services [2]	—	144,833	29,191	174,024
Segment results	608,196	144,833	—	753,029
Depreciation	(165,347)	—
Amortisation	(739)	(104)
Gain on disposal of vessels	20,391	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

		Product	Inter-segment
	Shipping	Services	elimination	Total
	US$’000	US$’000	US$’000	US$’000
2023
Revenue from spot voyages	1,059,024	—	—	1,059,024
Inter-segment revenue	175,528	—	(175,528)	—
Voyage expenses	(509,340)	—	—	(509,340)
Inter-segment expense	(112,211)	—	112,211	—
Net income from spot voyages	613,001	—	(63,317)	549,684
Revenue from time charter voyages	184,494	—	(18,998)	165,496
TCE income – Shipping [1]	797,495	—	(82,315)	715,180
Revenue from Product Services	—	1,722,820	—	1,722,820
Inter-segment revenue	—	112,211	(112,211)	—
Cost of cargo and delivery expenses	—	(1,547,059)	—	(1,547,059)
Inter-segment expense	—	(194,526)	194,526	—
Depreciation	—	(67,609)	—	(67,609)
Gross profit – Product Services [2]	—	25,837	82,315	108,152
Segment results	797,495	25,837	—	823,332
Depreciation	(149,512)	—
Amortisation	(699)	(63)
Loss on derecognition of right-of-use assets	(961)	—
Gain on disposal of vessels	42,374	—
[1]	“TCE income” denotes “time charter equivalent income” which represents revenue from time charters and voyage charters less voyage expenses comprising primarily fuel oil, port charges and commission.
[2]

Gross profit from Product Services represents the net trading results which comprise revenue and cost of LPG cargo, derivative gains and losses, and other trading attributable costs, including depreciation from Product Services’ leased in vessels

Schedule of reconciliation of segment results

	2025	2024	2023
	US$’000	US$’000	US$’000
Total segment results for reportable segments	724,911	753,029	823,332
Vessel operating expenses	(126,299)	(84,984)	(82,192)
Time charter contracts (non-lease components)	(15,219)	(19,675)	(20,350)
General and administrative expenses	(76,496)	(71,134)	(56,773)
Charter hire expenses	(667)	(1,041)	(30,712)
Fair value gain from equity financial asset	(1,172)	1,326	—
Finance lease income	895	635	278
Other operating (expense)/income - net	(6,461)	1,332	(993)
Depreciation – Shipping segment	(207,495)	(165,347)	(149,512)
Amortisation	(368)	(843)	(762)
Gain on disposal of vessels	56,708	20,391	42,374
Loss on derecognition of right-of-use assets	(289)	—	(961)
Finance expenses - net	(44,138)	(8,726)	(19,765)
Income tax expense	(14,199)	(30,095)	(10,965)
Profit after tax	289,711	394,868	492,999